Description of the Business and Relevant Events - Additional Information (Detail) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2020 MXN ($) Country
Disclosure Of Corporate Information [line items]
Corporate information description		América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil” or “AMX”) was incorporated under laws of Mexico on September 25, 2000. The Company provides telecommunications services in 25 countries throughout Latin America, the United States, the Caribbean and Europe. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access and Pay TV, over the top and other related services. The Company also sells equipment, accessories and computers.
Number of countries in which company operates | Country		25
Number of countries in which company holds license | Country		24
Percentage of voting equity interests acquired		80.00%
Verizon Communications Inc [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure Of Corporate Information [line items]
Consideration transferred, acquisition-date fair value	$ 6,250
Percentage of voting equity interests acquired	100.00%
Number Of Subscribers	$ 21
Consideration payable	500
Deferred Commercial Consideration Payable	$ 150
Currency risk [member]
Disclosure Of Corporate Information [line items]
Percentage of fell in value of Mexican Peso Over foreign currency		5.00%
Currency risk [member] | Covid 19 [Member]
Disclosure Of Corporate Information [line items]
Foreign currency exchange loss		$ 65,366,200
Currency risk [member] | U.S. dollars [member] | Covid 19 [Member]
Disclosure Of Corporate Information [line items]
Percentage of fell in value of Mexican Peso Over foreign currency		5.80%
Currency risk [member] | Euros [member] | Covid 19 [Member]
Disclosure Of Corporate Information [line items]
Percentage of fell in value of Mexican Peso Over foreign currency		15.30%
Currency risk [member] | Great Britain Pound (GBP) [member] | Covid 19 [Member]
Disclosure Of Corporate Information [line items]
Percentage of fell in value of Mexican Peso Over foreign currency		9.20%